Subsequent Events, Partial Prepayment of Alpha Bank Loan Agreement (Details) - Subsequent Event [Member] - Alpha Bank Secured Term Loans [Member] $ in Thousands	Jul. 24, 2026 USD ($)
Subsequent Events [Abstract]
Installment payment	$ 1,050
Prepayment of bank debt in connection with vessel sale	$ 12,775